Land-Use Rights, Net (Tables)	6 Months Ended
Jun. 30, 2025
Land-Use Rights, Net [Abstract]
Schedule of Land-Use Rights, Net

Land-use rights, net, consisted of the following:

	As of
	June 30,	December 31,
	2025	2024
Land-use rights	$2,439,811	$2,394,453
Less: accumulated amortization	(356,755)	(326,178)
Land-use rights, net	$2,083,056	$2,068,275

Schedule of Estimated Future Amortization Expenses	Estimated future amortization expenses are as follows:
Amortization
expenses
Fiscal year 2025	24,398
Fiscal year 2026	48,796
Fiscal year 2027	48,796
Thereafter	1,961,066
Total	$2,083,056